Filed with the Securities and Exchange Commission on January 11, 2012
1933 Act Registration File No. 33-7699
1940 Act File No. 811-4786

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
_____________________
FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933, AS AMENDED
REGISTRATION NO. 33-7699
Post-Effective Amendment No. 47

and

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940, AS AMENDED
REGISTRATION NO. 811-4786
Amendment No. 47

ARIEL INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

200 East Randolph Drive, Suite 2900
Chicago, Illinois 60601
(Address of Principal Executive Offices)  (Zip Code)

Registrant’s Telephone Number, including Area Code:   (312) 726-0140

Agent for service:	With copies to:
Arthur Don, Esq. Greenberg Traurig, LLP 77 West Wacker Drive Chicago, IL 60601 312.456.8438	Anita Zagrodnik 200 East Randolph Drive Suite 2900 Chicago, Illinois 60601 312.726.0140	Alia S. Mendez, Esq. U.S. Bancorp Fund Services, LLC 777 East Wisconsin Avenue MailCode: MK-WI-T10F Milwaukee, Wisconsin 53202 414.765.6620

It is proposed that this filing will become effective:

☒ immediately upon filing pursuant to paragraph (b)
☐ on (date) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ on (date) pursuant to paragraph (a)(2) of rule 485.

Explanatory Note:  This Post-Effective Amendment (“PEA”) No. 47 to the Registration Statement of Ariel Investment Trust (the “Trust”) hereby incorporates Parts A, B and C from the Trust’s PEA No. 47 on Form N-1A filed on January 11, 2012.  This PEA No. 47 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 47 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 47 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago and State of Illinois on the 11th day of January 2012.

ARIEL INVESTMENT TRUST

By:	/s/ Mellody Hobson
Mellody Hobson,
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 47 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Mellody Hobson	Principal Executive Officer,	January 11, 2012
Mellody Hobson	President and Trustee

/s/ Anita Zagrodnik	Principal Financial Officer,	January 11, 2012
Anita Zagrodnik	Principal Accounting Officer and Treasurer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 47 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

James W. Compton*	Trustee	January 11, 2012
James W. Compton

William C. Dietrich*	Trustee	January 11, 2012
William C. Dietrich

Royce N. Flippin, Jr.*	Lead Independent Trustee	January 11, 2012
Royce N. Flippin, Jr.

Christopher G. Kennedy*	Trustee	January 11, 2012
Christopher G. Kennedy

H. Carl McCall*	Trustee	January 11, 2012
H. Carl McCall

/s/ Mellody Hobson	Chairman	January 11, 2012
Mellody Hobson

Merrillyn J. Kosier*	Trustee	January 11, 2012
Merrillyn J. Kosier

John W. Rogers, Jr.*	Trustee	January 11, 2012
John W. Rogers, Jr.

James M. Williams*	Trustee	January 11, 2012
James M. Williams

William M. Lewis, Jr.*	Trustee	January 11, 2012
William M. Lewis, Jr.

*By:	/s/ Mellody Hobson
Mellody Hobson,
Attorney-in-fact

*Mellody Hobson signs this document on behalf of each of the foregoing persons pursuant to the Powers of Attorney.

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE